POST-EMPLOYMENT BENEFIT - Employer contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	R$ 24,356,023
BD Plan
Defined Pension Benefits
Contributions made by employer	373,562	R$ 414,421
CD Plan
Defined Pension Benefits
Contributions made by employer	67,476	R$ 62,479
Pension benefit plans
Defined Pension Benefits
Estimated contribution	R$ 91,921
Weighted average duration of defined benefit obligation	8 years 2 months 8 days
2025
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	R$ 2,573,649
2026
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,343,853
2027
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	2,134,283
2028
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	1,939,440
2028 onwards
Defined Pension Benefits
Defined benefit plan expected maturation of non-discounted benefits	R$ 15,364,798